UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report January 31, 2009	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Managed Accounts Portfolios Trust

Municipal Total Return Managed Accounts Portfolio

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Dear Shareholders,

I write this letter in a time of great uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate the course of recovery. At the same time, government officials in the U.S. and abroad have been quick to implement a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to appreciate that outcome in the current environment.

As you will read in the attached report, the continuing financial and economic problems are weighing heavily on asset values, and unfortunately the performance of your Nuveen Fund has been similarly affected. However, in the face of market conditions that are extraordinarily difficult, the Nuveen organization is dedicated to preserving long-term investment values for your Fund. It has re-examined and in some cases re-focused its investment and risk management disciplines to assure that they can uncover the new opportunities and anticipate the new risks that are being presented by the market dislocation.

In addition to the financial statements, I hope that you will carefully review the Portfolio Manager’s Comments and the Fund Spotlight sections of this report. They highlight the manager’s pursuit of investment strategies that depend on well researched securities, diversified portfolio holdings and continuous risk management to achieve your Fund’s investment goals. The Board believes that a focus on long-term investment goals provides the basis for successful investment over time and we deeply appreciate your patience and continued support as your Fund is managed through this trying period.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

March 23, 2009

Robert P. Bremner

Chairman of the Board

Semi-Annual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Marty Doyle examines the investment strategy of the Fund and how it was applied to the Municipal Total Return Managed Accounts Portfolio. Marty, who has 21 years of investment experience, has managed the Municipal Total Return Managed Accounts Portfolio since its inception.

How did the Fund perform during the six-month period ended January 31, 2009? What strategies were used to manage the Fund during the reporting period? How did these strategies influence performance?

The Municipal Total Return Managed Accounts Portfolio underperformed its benchmark, the Barclays Capital Municipal Bond Index during the six-month reporting period. The table on page three provides performance information for the six-month, one-year and since inception periods ended January 31, 2009. The primary factor contributing to the Fund’s modest underperformance was its lower average credit quality (relative to the index). Additionally, the Fund had a slightly higher weighting in shorter maturities (four years and less) than the index, which under-performed longer maturities during January’s rally.

Over this period, we continued to focus on diversification. We tried to add exposure across the entire yield curve, credit ratings and several sectors. We looked for relative value, and for opportunities to purchase solid credits in sectors and maturities that experienced elevated volatility during the period. We remained more conservative than our long-term targets with respect to high yield securities and long duration weightings, and expect to gradually move toward our long-term target ranges over the next six to twelve months.

The Fund did add mid-grade and high yield positions during the period. We have gradually increased exposure to longer maturities and slightly lower credit quality securities to increase the income component of the Fund and its long-term return prospects. Due to limited liquidity at times, the bid / ask spread on many types of municipal bonds widened significantly. We found value in the secondary market and certain negotiated primary market issues.

Recent Market Developments

Beginning in October, the nation’s financial institutions and financial markets, including the municipal bond market, experienced significant turmoil. Reductions in demand decreased valuations of municipal bonds across all credit ratings, especially those with lower credit ratings, and this generally reduced the Fund’s common share net asset values. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. This reduction in dealer involvement in the market was accompanied by significant net selling pressure by investors, particularly with respect to lower-rated municipal bonds, as institutional investors generally removed money from the municipal bond market, at least in part because of their need to reduce the leveraging of their municipal investments. This deleveraging was in part driven by the overall reduction in the amount of financing available for such leverage, the increased costs of such leverage financing, and the need to reduce leverage levels that had recently increased due to the decline in municipal bond prices.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Semi-Annual Report    Page 2

Class A Shares

Average Annual Total Returns

as of 1/31/09

		Average Annual
	Cumulative Six-Month	1-Year	Since Inception (5/31/07)
Municipal Total Return Managed Accounts Portfolio	-0.14%	-0.89%	1.31%
Barclays Capital Municipal Bond Index[1]	0.70%	-0.16%	2.20%

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see the Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Municipal bond prices were further negatively impacted by concerns that the need for further de-leveraging and a supply overhang (a large amount of new issues that were postponed) would cause selling pressure to persist for a period of time. In addition to falling prices, the following market conditions resulted in greater price volatility of municipal bonds – wider credit spreads (i.e., lower quality bonds fell in price more than higher quality bonds); significantly reduced liquidity (i.e., the ability to sell bonds at a price close to their carrying value), particularly for lower quality bonds; and a lack of price transparency (i.e., the ability to accurately determine the price at which a bond would likely trade). Reduced liquidity was most pronounced in mid-October, although it improved considerably after that period.

Recent Developments Regarding Bond Insurance Companies

Another factor that had an impact on the performance of the Fund was its positions in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA (formerly XLCA) experienced one or more rating reductions by at least one or more rating agencies At the time this report was prepared, at least one rating agency has placed each of these insurers except AGC on “negative credit watch” or “credit watch developing,” which may presage one or more rating reductions for such insurer or insurers in the future. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies – especially those bonds with weaker underlying credits – declined, detracting from the Fund’s performance. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of the Fund continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category. It is important to note that municipal bonds historically have had a very low rate of default.

1	The Barclays Capital Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund’s portfolio. An index is not available for direct investment.

Semi-Annual Report    Page 3

Fund Spotlight as of 1/31/09 Municipal Total Return Managed Accounts Portfolio

Quick Facts

NAV	$9.52
Latest Monthly Dividend[1]	$0.0420
Inception Date	5/31/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 1/31/09

NAV
1-Year	-0.89%
Since Inception	1.31%

Average Annual Total Returns as of 12/31/08

NAV
1-Year	-4.93%
Since Inception	-1.75%

Tax-Free Yields

NAV
Dividend Yield[2]	5.29%
SEC 30-Day Yield[2]	4.94%
Taxable-Equivalent Yield[3]	6.86%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio	As of Date
	0.44%	0.00%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Bond Credit Quality4

Portfolio Statistics
Net Assets ($000)	$72,639
Average Effective Maturity on Securities (Years)	13.59
Average Duration	6.71

1	Paid February 2, 2009. This is the latest monthly tax-exempt dividend declared during the period ended January 31, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

4	The percentages shown in the foregoing chart reflects the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

Semi-Annual Report    Page 4

Fund Spotlight as of 1/31/09 Municipal Total Return Managed Accounts Portfolio

Industries1

Health Care	20.7%
Education and Civic Organizations	17.6%
Tax Obligation/Limited	16.4%
Tax Obligation/General	10.2%
Transportation	10.1%
Utilities	7.8%
Housing/Single Family	5.0%
Other	12.2%

States1

Illinois	11.9%
California	8.4%
New York	7.6%
Indiana	6.6%
Texas	5.8%
Michigan	5.2%
New Jersey	4.8%
Massachusetts	4.4%
Pennsylvania	4.3%
North Carolina	3.4%
Georgia	3.3%
Florida	2.9%
South Carolina	2.9%
Wisconsin	2.6%
Ohio	2.6%
Alabama	2.3%
Idaho	2.1%
Rhode Island	1.8%
Virginia	1.7%
Colorado	1.6%
Other	13.8%

1	As a percentage of total long-term investments as of January 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/08)	$1,000.00	$1,000.00
Ending Account Value (1/31/09)	$998.60	$1,025.21
Expenses Incurred During Period	$—	$—

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.1%

$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	Aa2		$882,181

90	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/20	11/15 at 100.00	Baa1		66,537

500	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	593,420
1,440	Total Alabama				1,542,138
	Alaska – 0.9%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – MBIA Insured (Alternative Minimum Tax)	12/16 at 100.00	AA		139,477

500	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2006A-2, 5.000%, 6/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA		511,405
645	Total Alaska				650,882
	Arizona – 0.1%

100	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		84,100
	California – 7.9%

850	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008-F1, 5.500%, 4/01/43	4/18 at 100.00	AA		853,451

435	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2002A, 5.750%, 6/01/30 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(4)	492,272

850	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A		770,083

250	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/10	No Opt. Call	A2		259,648

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1		217,580

225	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.250%, 12/15/23	12/17 at 100.00	A–		182,225

500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	6/09 at 100.00	A		479,555

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – MBIA Insured	8/12 at 102.00	AA		1,068,864

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – FSA Insured	5/16 at 100.00	AAA		865,462

750	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/26 – FSA Insured	6/17 at 100.00	AAA		545,550
5,960	Total California				5,734,690
	Colorado – 1.5%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB		388,255

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB–		70,324

200	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–		198,058

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	AA		154,877

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 –MBIA Insured	9/15 at 100.00	AA	$249,714
1,225	Total Colorado			1,061,228
	District of Columbia – 0.3%

300	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	208,290
	Florida – 2.7%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	15,331

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	13,964

500	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	506,110

680	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2003E, 5.250%, 10/01/13 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	707,316

400	Palm Beach County School Board, Florida, Certificates of Participation, Series 2008B, 5.000%, 8/01/25 (Mandatory put 8/01/11) – FGIC Insured	No Opt. Call	AA–	418,128

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	56,785

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	60,914

200	University of Florida Research Foundation, Inc., Capital Improvement Revenue Bonds, Series 2003, 5.125%, 9/01/33 – AMBAC Insured	9/09 at 100.00	Baa1	181,208
1,980	Total Florida			1,959,756
	Georgia – 3.1%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	604,617

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	60,851

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	437,115

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	376,681

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	744,240
2,310	Total Georgia			2,223,504
	Idaho – 2.0%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	793,688

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:
130	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	129,765
500	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	514,735
1,380	Total Idaho			1,438,188
	Illinois – 11.2%

685	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	AA–	726,758

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–	507,785

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B:
$750	5.500%, 8/15/21	8/18 at 100.00	A–	$770,430
625	5.500%, 8/15/28	8/18 at 100.00	A–	571,525

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	426,829

750	Illinois Finance Authority, Revenue Bonds, Illinois Instittue of Technology, Refunding Series 2006A, 5.000%, 4/01/17	4/16 at 100.00	Baa1	679,935

150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1	124,512

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	69,385

400	Illinois Finance Authority, Revenue Refunding Bonds, DePaul University, Series 2008, 3.500%, 10/01/26 (Mandatory put 4/01/11) – SYNCORA GTY Insured	No Opt. Call	A3	407,544

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	A	675,332

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	71,284

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
665	6.250%, 1/01/17	1/13 at 100.00	Baa1	678,466
60	5.500%, 1/01/22	1/13 at 100.00	Baa1	54,343

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – FSA Insured	1/18 at 100.00	AAA	217,267

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA	237,220

	Markham, Illinois, General Obligation Bonds, Series 2008A:
250	4.750%, 2/01/17	No Opt. Call	BBB	228,655
500	4.750%, 2/01/18	No Opt. Call	BBB	448,155

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	639,555

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	308,798

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	A	261,605
8,315	Total Illinois			8,105,383
	Indiana – 6.2%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	275,610

670	East Chicago Multi-School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 7/15/16	No Opt. Call	AA+	805,012

750	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2007A, 5.000%, 7/15/20 – FGIC Insured	No Opt. Call	AA–	820,695

	Indiana Finance Authority, Revenue Bonds, Children’s Museum Project, Series 2008:
500	5.000%, 10/01/26	7/18 at 100.00	Aa3	471,395
280	5.000%, 10/01/28	7/18 at 100.00	Aa3	254,817

500	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 4.150%, 8/01/10 – MBIA Insured	No Opt. Call	AA	500,575

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	255,605

300	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	BBB+	307,926

8

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	$61,523

650	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – FSA Insured	No Opt. Call	AAA	782,724
4,225	Total Indiana			4,535,882
	Iowa – 1.0%

750	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Refunding Bonds 1998 Series J, 4.800%, 6/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AA	754,898
	Kansas – 1.4%

500	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	C	70,000

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 4.750%, 12/01/16	12/15 at 100.00	N/R	916,807
1,500	Total Kansas			986,807
	Kentucky – 1.0%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	504,630

250	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa2	214,458
750	Total Kentucky			719,088
	Louisiana – 0.2%

250	Greystone Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2008, 7.375%, 6/01/38	6/18 at 102.10	N/R	163,428
	Maine – 0.7%

500	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	8/10 at 100.00	BBB	490,825
	Massachusetts – 4.1%

750	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004B, 5.250%, 7/01/18	No Opt. Call	AAA	895,710

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	139,153

750	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.125%, 1/01/22 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	778,800

425	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Northeastern University Issue, Series R, 5.000%, 10/01/33	10/18 at 100.00	A2	380,651

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R	213,696

650	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1, 5.375%, 7/01/25	7/18 at 100.00	A3	568,789
3,125	Total Massachusetts			2,976,799
	Michigan – 4.9%

250	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	140,243

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA	522,545

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	702,068

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1	132,152

9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$200	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2003, XVII-I, 4.750%, 3/01/18 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	AA	$168,968

80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	4/09 at 100.00	A+	75,241

875	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	AA	883,409

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	205,899

700	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 6.250%, 9/01/14	No Opt. Call	A1	725,865
3,805	Total Michigan			3,556,390
	Minnesota – 0.3%

200	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1992A, 8.500%, 3/01/19	8/12 at 101.00	A	222,876
	Missouri – 0.3%

300	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	184,938

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	72,150
375	Total Missouri			257,088
	Montana – 0.6%

450	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	A	451,683
	Nebraska – 0.7%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008, 6.125%, 8/15/31	8/17 at 100.00	A2	490,705
	Nevada – 1.1%

800	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2007A-2, 5.000%, 7/01/26 – AMBAC Insured	7/17 at 100.00	Aa3	764,128

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	75,081
900	Total Nevada			839,209
	New Jersey – 4.5%

600	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	511,320

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2007-T3, 5.000%, 9/01/20 (Mandatory put 9/01/14) – FSA Insured	No Opt. Call	AAA	551,150

600	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.125%, 7/01/22	7/18 at 100.00	A+	581,028

	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X:
735	4.850%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	782,003
805	5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	833,771
3,240	Total New Jersey			3,259,272
	New Mexico – 1.0%

500	Albuquerque, New Mexico, Airport Revenue Bonds, Subordinate Lien Refunding Series 2008E, 5.500%, 7/01/13	No Opt. Call	A1	543,160

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	156,823
750	Total New Mexico			699,983

10

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York – 7.1%

$730	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993B, 6.000%, 7/01/14	No Opt. Call	AA–		$792,554

750	Dormitory Authority of the State of New York, Revenue Bond, Court Facilities Lease, New York City Issue, Series 2005A, 5.500%, 5/15/25 – AMBAC Insured	No Opt. Call	AA–		804,413

500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/23 – FSA Insured	5/18 at 100.00	AAA		526,330

350	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/25	11/16 at 100.00	A		346,056

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		89,900

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	6/15 at 100.00	AAA		569,590

440	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	9/09 at 100.00	Aa1		448,549

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–		509,660

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA		428,639

640	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2008C, 5.000%, 11/15/27	11/18 at 100.00	Aa2		647,366
4,960	Total New York				5,163,057
	North Carolina – 3.2%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R		86,544

250	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 1993A, 5.375%, 7/01/13 – FGIC Insured (ETM)	No Opt. Call	Aa3	(4)	277,030

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		358,684

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	BBB+		500,155

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BBB+		557,035

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A2		539,860
2,440	Total North Carolina				2,319,308
	Ohio – 2.5%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
100	5.125%, 6/01/24	6/17 at 100.00	BBB		73,353
300	6.500%, 6/01/47	6/17 at 100.00	BBB		187,197

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2		239,542

300	Hamilton County, Ohio, Sewer System Revenue Bonds, Greater Cincinnati Metropolitan Sewer District, Series 2007A, 5.250%, 12/01/22	12/17 at 100.00	AA		323,817

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A		203,292

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	Baa2		756,983
1,890	Total Ohio				1,784,184

11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oregon – 0.2%

$150	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.500%, 4/01/27	4/18 at 100.00	BBB+		$139,950
	Pennsylvania – 4.0%

430	City of Erie Higher Education Building Authority (Commonwealth of Pennsylvania) College Revenue Bonds, Series 2008 (Mercyhurst College Project), 5.350%, 3/15/28	9/18 at 100.00	BBB		342,190

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB		222,338

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R		94,618

1,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 1992, 6.125%, 7/01/12 – AMBAC Insured	4/09 at 100.00	A		1,001,447

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA		367,418

850	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2008A, 5.000%, 9/01/13	No Opt. Call	Baa1		907,534
3,005	Total Pennsylvania				2,935,545
	Puerto Rico – 0.5%

275	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB+		259,364

135	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/21	No Opt. Call	BBB+		127,448
410	Total Puerto Rico				386,812
	Rhode Island – 1.6%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+		196,610

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		236,548

850	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		765,094
1,300	Total Rhode Island				1,198,252
	South Carolina – 2.7%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A–		473,260

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–		419,576

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		771,864

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
265	6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	280,656
10	6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(4)	11,180
1,915	Total South Carolina				1,956,536
	Tennessee – 1.0%

145	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Methodist Healthcare, Series 1995, 5.250%, 8/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	164,346

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		587,430
1,145	Total Tennessee				751,776

12

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 5.4%

$500	Dallas-Fort Worth International Airport, Texas, Auction Rate Revenue Bonds, Series 2004-A1, 5.750%, 11/01/18 – MBIA Insured (Alternative Minimum Tax)	11/09 at 100.00	AA	$503,035

350	Forney Independent School District, Kaufman County, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/25	8/17 at 65.60	AAA	148,586

500	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, Series 2005A, 5.250%, 8/15/22 – FGIC Insured	8/15 at 100.00	AA	530,895

250	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 – FGIC Insured	5/14 at 100.00	AA	254,015

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/10 at 100.00	AA	657,345

380	North Texas Municipal Water District, Water System Revenue Bonds, Series 2006, 5.000%, 9/01/20 – FGIC Insured	9/16 at 100.00	AAA	419,543

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2	217,542
325	6.000%, 1/01/23 – MBIA Insured	1/18 at 100.00	AA	345,976

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3	331,009

540	Port of Port Arthur Navigation District, Texas, General Obligation Bonds, Port Improvement Series 2008B, 4.375%, 3/01/15 (Alternative Minimum Tax)	No Opt. Call	A	526,154
4,070	Total Texas			3,934,100
	Utah – 1.4%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A1	783,743

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	72,111

150	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	129,812
1,000	Total Utah			985,666
	Virginia – 1.6%

140	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1977, 5.800%, 1/01/16 (ETM)	No Opt. Call	AAA	157,126

100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	83,830

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	903,987
1,055	Total Virginia			1,144,943
	Washington – 0.2%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	74,202

75	Skagit County Public Hospital District 1, Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	49,861
175	Total Washington			124,063
	Wisconsin – 2.5%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
90	6.125%, 6/01/27	6/12 at 100.00	BBB	83,332
60	6.375%, 6/01/32	6/12 at 100.00	BBB	48,738

860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sisters of the Sorrowful Mothr –Ministry Corporation, Series 1993D, 5.500%, 8/15/19 – MBIA Insured	2/09 at 100.00	AA	860,000

13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.000%, 8/15/12	No Opt. Call	BBB+	$795,749
1,870	Total Wisconsin			1,787,819
	Wyoming – 0.3%

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	246,950
$70,610	Total Long-Term Investments (cost $69,954,842) – 94.0%			68,272,053

	Short-Term Investments – 3.7%

$2,694	State Street Global Advisors Money Market Fund, Tax Free Obligation	N/A	N/A	2,694,014

	Total Short-Term Investments (cost $2,694,014)			2,694,014

	Total Investments (cost $72,648,856) – 97.7%			70,966,067

	Other Assets Less Liabilities – 2.3%			1,672,819

	Net Assets – 100%			$72,638,886

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments reflects the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/A	Not applicable.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

14

Statement of Assets and Liabilities (Unaudited)

Municipal Total Return Managed Accounts Portfolio

January 31, 2009

Assets
Investments, at value (cost $72,648,856)	$70,966,067
Cash	1,289
Receivables:
From Adviser	14,212
Interest	858,383
Investments sold	535,810
Shares sold	1,886,119
Other assets	321
Total assets	74,262,201
Liabilities
Payables:
Dividends	308,295
Investments purchased	1,297,153
Shares redeemed	8,897
Accrued other expenses	8,970
Total liabilities	1,623,315
Net assets	$72,638,886
Shares outstanding	7,630,931
Net asset value per share	$9.52

Net Assets Consist of:
Capital paid-in	$74,861,892
Undistributed (Over-distribution of) net investment income	(72,069)
Accumulated net realized gain (loss) from investments	(468,148)
Net unrealized appreciation (depreciation) of investments	(1,682,789)
Net assets	$72,638,886

See accompanying notes to financial statements.

15

Statement of Operations (Unaudited)

Municipal Total Return Managed Accounts Portfolio

Six Months Ended January 31, 2009

Investment Income	$1,524,211
Expenses
Shareholders’ servicing agent fees and expenses	2,021
Custodian’s fees and expenses	12,195
Trustees’ fees and expenses	806
Professional fees	16,054
Shareholders’ reports – printing and mailing expenses	10,866
Federal and state registration fees	1,373
Other expenses	510
Total expenses before expense reimbursement	43,825
Expense reimbursement	(43,825)
Net expenses	—
Net investment income	1,524,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(381,728)
Change in net unrealized appreciation (depreciation) of investments	(989,948)
Net realized and unrealized gain (loss)	(1,371,676)
Net increase (decrease) in net assets from operations	$152,535

See accompanying notes to financial statements.

16

Statement of Changes in Net Assets (Unaudited)

Municipal Total Return Managed Accounts Portfolio

	Six Months Ended 1/31/09	Year Ended 7/31/08
Operations
Net investment income	$1,524,211	$809,706
Net realized gain (loss) from investments	(381,728)	(83,223)
Change in net unrealized appreciation (depreciation) of investments	(989,948)	(727,908)
Net increase (decrease) in net assets from operations	152,535	(1,425)
Distributions to Shareholders
From net investment income	(1,590,008)	(852,133)
Decrease in net assets from distributions to shareholders	(1,590,008)	(852,133)
Fund Share Transactions
Proceeds from sale of shares	36,812,064	47,631,290
Proceeds from shares issued to shareholders due to reinvestment of distributions	15,073	—
	36,827,137	47,631,290
Cost of shares redeemed	(11,778,172)	(3,326,839)
Net increase (decrease) in net assets from Fund share transactions	25,048,965	44,304,451
Capital contribution from Adviser	3,139	4,480
Net increase (decrease) in net assets	23,614,631	43,455,373
Net assets at the beginning of period	49,024,255	5,568,882
Net assets at the end of period	$72,638,886	$49,024,255
Undistributed (Over-distribution of) net investment income at the end of period	$(72,069)	$(6,272)

See accompanying notes to financial statements.

17

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Municipal Total Return Managed Accounts Portfolio (the “Fund”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

The Fund is developed exclusively for use within Nuveen-sponsored separately managed accounts. The Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Fund invests are highly speculative. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential by using lower quality, higher yielding securities than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally available only to institutional investors.

The Fund’s primary investment objective is to seek attractive total return. The Fund also seeks to provide high current income exempt from regular federal income taxes. Under normal circumstances the Fund invests in various types of municipal securities, including investment grade rated BBB/Baa or better, below investment grade rated BB/Ba or lower (high yield), and unrated municipal securities. The Fund will focus on securities with intermediate to longer term maturities. The Fund may invest up to 50% of its net assets in high yield municipal bonds, but will normally invest 10-30% of its net assets in such bonds. The Fund may also invest up to 5% of its net assets in defaulted bonds and up to 50% of its net assets in leveraged municipal securities, most notably inverse floating rate securities.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in the Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2009, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Further, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

18

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative financial instruments, including futures, forwards, options and swap transactions. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended January 31, 2009.

Municipal Money Market Funds

The Fund is authorized to invest in municipal money market funds that pay interest income exempt from regular federal, and in some cases state and local, income taxes. The Fund indirectly bears its proportionate share of the money market fund’s fees and expenses. Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”) does, however, reimburse the Fund for the 12b-1 fees it indirectly incurs from its investments in money market funds. During the six months ended January 31, 2009, the Adviser reimbursed the Fund $3,139 for such indirectly incurred 12b-1 fees.

Inverse Floating Rate Securities

The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as the Fund) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond. Although the Fund is authorized to invest in such securities, and may do so in the future, it did not make any such investments during the six months ended January 31, 2009.

Zero Coupon Securities

The Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities, if any, are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.
Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$2,694,014	$68,272,053	$—	$70,966,067

19

Notes to Financial Statements (Unaudited) (continued)

3. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 1/31/09		Year Ended 7/31/08
	Shares	Amount	Shares	Amount
Shares sold	3,865,490	$36,812,064	4,795,526	$47,631,290
Shares issued to shareholders due to reinvestment of distributions	1,608	15,073	—	—
Shares redeemed	(1,247,507)	(11,778,172)	(334,226)	(3,326,839)
Net increase (decrease)	2,619,591	$25,048,965	4,461,300	$44,304,451

4. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2009, aggregated $36,957,341 and $6,882,234, respectively.

5. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $72,638,215.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$1,376,133
Depreciation	(3,048,281)
Net unrealized appreciation (depreciation) of investments	$(1,672,148)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2008, the Fund’s last tax year end, were as follows:

Undistributed net tax-exempt income*	$180,980
Undistributed net ordinary income	—
Undistributed net long-term capital gains	—

*   Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 9, 2008, paid on August 1, 2008.

The tax character of distributions paid during the Fund’s last tax year ended July 31, 2008, was designated for purposes of the dividends paid deduction as follows:

Distributions from net tax-exempt income	$663,993
Distributions from net ordinary income	—
Distributions from net long-term capital gains	—

At July 31, 2008, the Fund’s last tax year end, the Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration: July 31, 2016	$10,794

The Fund has elected to defer net realized losses from investments incurred from November 1, 2007 through July 31, 2008, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October capital losses of $75,424 are treated as having arisen on the first day of the current fiscal year.

6. Management Fee and Other Transactions with Affiliates

The Adviser does not charge any investment advisory or administrative fees directly to the Fund. The Adviser also agreed to reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser is compensated for its services to the Fund from the fee charged at the separately managed account level.

At January 31, 2009, Nuveen owned 510,000 shares of the Fund.

20

7. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of January 31, 2009, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events

Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income of $.0424 which were paid on March 2, 2009, to shareholders of record on February 26, 2009.

21

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions					Ratios/Supplemental Data
											Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
2009(e)	$9.78	$.24	$(.26)	$(.02)	$(.24)	$—	$(.24)	$9.52	(.14)%	$72,639.14		%*	4.87	%*	—	%*	5.02	%*	12%
2008	10.12	.49	(.37)	.12	(.46)	—	(.46)	9.78	1.17	49,024.44			3.97		—		4.41		55
2007(d)	10.00	.07	.05	.12	—	—	—	10.12	1.20	5,569	1.26	*	2.67	*	—	*	3.92	*	7

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	For the period May 31, 2007 (commencement of operations) through July 31, 2007.
(e)	For the six months ended January 31, 2009.

See accompanying notes to financial statements.

22

Notes

23

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

24

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) the Fund’s quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

25

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $119 billion of assets on December 31, 2008.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-MAPS-0109D

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report January 31, 2009	For investors seeking attractive monthly income potential.

Nuveen Managed Accounts Portfolios Trust

International Income Managed Accounts Portfolio

Enhanced Multi-Strategy Income Managed Accounts Portfolio

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholders,

I write this letter in a time of great uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate the course of recovery. At the same time, government officials in the U.S. and abroad have been quick to implement a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to appreciate that outcome in the current environment.

As you will read in the attached report, the continuing financial and economic problems are weighing heavily on asset values, and unfortunately the performance of your Nuveen Fund has been similarly affected. However, in the face of market conditions that are extraordinarily difficult, the Nuveen organization is dedicated to preserving long-term investment values for your Fund. It has re-examined and in some cases re-focused its investment and risk management disciplines to assure that they can uncover the new opportunities and anticipate the new risks that are being presented by the market dislocation.

In addition to the financial statements, I hope that you will carefully review the Portfolio Manager’s Comments and the Fund Spotlight sections of this report. They highlight the manager’s pursuit of investment strategies that depend on well researched securities, diversified portfolio holdings and continuous risk management to achieve your Fund’s investment goals. The Board believes that a focus on long-term investment goals provides the basis for successful investment over time and we deeply appreciate your patience and continued support as your Fund is managed through this trying period.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

March 23, 2009

Robert P. Bremner

Chairman of the Board

Semi-Annual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Andy Stenwall, Chief Investment Officer and Co-Director of Taxable Fixed Income of Nuveen Asset Management, examines the investment strategies of and how they were applied to the International Income Managed Accounts Portfolio and Enhanced Multi-Strategy Income Managed Accounts Portfolio. Andy has managed the Portfolios since their inception.

How did the Portfolios perform during the six-month period ended January 31, 2009?

The table on page three provides performance information for both Portfolios for the six-month, one-year and since inception periods ended January 31, 2009. The table also compares the Portfolios’ performance to appropriate benchmarks. A more detailed account of each Portfolio’s relative performance is provided later in this report.

What are the Portfolios’ investment strategies and how were they applied during the six-month period ended January 31, 2009? How did these strategies influence performance?

International Income Managed Accounts Portfolio

The International Income Managed Accounts Portfolio underperformed its benchmark for the six-month period ended January 31, 2009. During the period, we continued to look for investments in countries with high real yields and in countries where we could take advantage of the changing shape of their yield curves. We also formalized our ranking system, which determines where we would add exposure.

The six-month period ending January 31, 2009, was one of the most volatile periods in history. The U.S. dollar rallied sharply during this time. As a result, the rates on our holdings in developing countries such as South Africa, Mexico, Turkey and Brazil rose and prices fell as investors flocked to the quality of developed countries. The Portfolio’s overweight to developing countries versus its benchmark contributed to the Fund’s relative underperformance.

Also contributing to underperfomance versus the benchmark was an underweight to Japan. Japan saw a repatriation in the Japanese yen during the period, as investors’ continued their flight to quality. The Portfolio was also negatively impacted by its sizable exposure to Greek bonds, which suffered as a result Greece’s bleak fiscal situation.

During the period, we used our currency overlay strategy, which involves taking both long and short positions, to hedge the Portfolio’s currency exposure. For the period, we were long the U.S. dollar as well as Canada, Switzerland, India, Mexico, Taiwan and Korea at various points throughout the six months.

Enhanced Multi-Strategy Income Managed Accounts Portfolio

The Enhanced Multi-Strategy Income Managed Accounts Portfolio outperformed its benchmark for the six-month period ended January 31, 2009. During this time, we continued to emphasize caution and risk avoidance, due to the effects of the credit crisis and the pressure it put on liquidity and pricing of credit related debt. Our overweight to mortgage backed securities versus agency debt positively impacted the Portfolio’s perfomance. While these securities experienced increased volatility, we believed the opportunities were worth the risk. Our underweight in investment grade corporate bonds contributed to our outperfomance as well.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Semi-Annual Report    Page 2

Class A Shares—

Average Annual Total Returns

as of 1/31/09

		Average Annual
	Cumulative 6-Month	1-Year	Since inception (12/27/07)
International Income Managed Accounts Portfolio	1.13%	0.82%	1.20%
Citigroup World Government Bond ex-U.S. (Hedged) Index[1]	5.59%	4.92%	6.18%
Enhanced Multi-Strategy Income Managed Accounts Portfolio	3.93%	1.06%	4.27%
Barclays Capital Credit/Mortgage Index[2]	3.37%	2.46%	4.55%

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Investment grade corporate bonds dramatically underperformed over the six-month period.

Our high yield position detracted from performance. While we believe default rates will continue to increase, we believe we are well positioned going forward to take advantage of the huge opportunities that are present in the high yield market.

Our position in asset-backed securities (ABS) also hurt the Portfolio’s performance. For the six-month period, we continued to focus on holding auto and credit card asset backed securities. Auto loans are the second largest subsector in the ABS market, and securities backed by credit card receivables have been a benchmark for the ABS market since they were first introduced in 1987. While spreads widened and relative values fell over the period which negatively impacted performance, we believe asset-backed securities will have the potential to add value long-term.

1	The Citigroup World Government Bond ex-U.S. (Hedged) Index is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. The since inception data for the index was calculated as of 12/31/07, as index returns are calculated on a calendar-month basis. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Barclays Capital Credit/Mortgage Index is a market-weighted blend of the Barclays Capital U.S. Credit Index and the Barclays Capital MBS Index. The since inception data for the index was calculated as of 12/31/07, as index returns are calculated on a calendar-month basis. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

Semi-Annual Report    Page 3

Fund Spotlight as of 1/31/09	International Income Managed Accounts Portfolio

Quick Facts

NAV	$8.80
Latest Monthly Dividend[1]	$0.0448
Latest Ordinary Income Distribution[2]	$0.8823
Inception Date	12/27/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Return as of 1/31/09

NAV
1-Year	0.82%
Since Inception	1.20%

Average Annual Total Return as of 12/31/08

NAV
1-Year	1.04%
Since Inception	1.03%

Yields

NAV
Dividend Yield[5]	6.11%
SEC 30-Day Yield[5]	4.86%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio	As of Date
	2.06%	0.00%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Net Expense Ratio reflects a contractual commitment by the Fund’s investment adviser to waive all fees and reimburse all expenses (other than interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses). These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Credit Quality3

Portfolio Allocation4

Portfolio Statistics
Net Assets ($000)	$2,918
Average Effective Maturity on Securities (Years)	6.49
Average Duration	4.41

1	Paid February 2, 2009. This is the latest monthly dividend declared during the period ended January 31, 2009.

2	Ordinary income distribution consists of ordinary income paid on December 31, 2008.

3	As a percentage of total investments (excluding repurchase agreements, call options written, call and put swaptions written and investments in derivatives) as of January 31, 2009. Holdings are subject to change.

4	As a percentage of total investments (excluding call options written, call and put swaptions written and investments in derivatives) as of January 31, 2009. Holdings are subject to change.

5	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

Semi-Annual Report    Page 4

Fund Spotlight as of 1/31/09	International Income Managed Accounts Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/08)	$1,000.00	$1,000.00
Ending Account Value (1/31/09)	$1,011.30	$1,025.21
Expenses Incurred During Period	$(0.00)	$(0.00)

Expenses are equal to the Fund’s annualized net expense ratio of (0.001)% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 5

Fund Spotlight as of 1/31/09            Enhanced Multi-Strategy Income Managed Accounts Portfolio

Quick Facts

NAV	$9.55
Latest Monthly Dividend[1]	$0.0792
Latest Ordinary Income Distribution[2]	$0.1998
Inception Date	12/27/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Return as of 1/31/09

NAV
1-Year	1.06%
Since Inception	4.27%

Average Annual Total Return as of 12/31/08

NAV
1-Year	4.54%
Since Inception	5.72%

Yields

NAV
Dividend Yield[5]	9.95%
SEC 30-Day Yield[5]	9.50%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio	As of Date
	1.16%	0.00%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Net Expense Ratio reflects a contractual commitment by the Fund’s investment adviser to waive all fees and reimburse all expenses (other than interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses). These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Credit Quality3

Portfolio Allocation4

Portfolio Statistics
Net Assets ($000)	$5,146
Average Effective Maturity on Securities (Years)	6.57
Average Duration	4.42

1	Paid February 2, 2009. This is the latest monthly dividend declared during the period ended January 31, 2009.

2	Ordinary income distribution consists of short-term capital gains paid on December 16, 2008.

3	As a percentage of total investments (excluding repurchase agreements, call options written, call and put swaptions written and investments in derivatives) as of January 31, 2009. Holdings are subject to change.

4	As a percentage of total investments (excluding call options written, call and put swaptions written and investments in derivatives) as of January 31, 2009. Holdings are subject to change.

5	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

Semi-Annual Report    Page 6

Fund Spotlight as of 1/31/09 Enhanced Multi-Strategy Income Managed Accounts Portfolio

Corporate Debt: Industries1

Commercial Banks	51.3%
Oil, Gas & Consumable Fuels	13.3%
Energy Equipment & Services	4.0%
Commercial Services & Supplies	3.4%
Food Products	3.0%
Metals & Mining	3.0%
Media	3.0%
Aerospace & Defense	3.0%
Wireless Telecommunication Services	2.7%
Other	13.3%
1	As a percentage of total corporate debt holdings as of January 31, 2009. Corporate debt holdings include corporate bonds (high-yield investment grade rated), and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. The percentage of ”other” corporate debt represents the total of all corporate debt industries that recalculate to less than 2.7% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/08)	$1,000.00	$1,000.00
Ending Account Value (1/31/09)	$1,039.30	$1,025.21
Expenses Incurred During Period	$(0.00)	$(0.00)

Expenses are equal to the Fund’s annualized net expense ratio of (0.001)% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 7

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

January 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 55.5%

	Belgium – 2.5%

55 EUR	Kingdom of Belgium	4.000%	3/28/13	AA+	$72,468
	Canada – 1.3%

30 CAD	Canadian Government Bond	8.000%	6/01/27	AAA	37,511
	Colombia – 8.3%

500,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	241,197
	France – 4.2%

65 EUR	Republic of France	8.500%	4/25/23	AAA	121,878
	Greece – 17.7%

83 EUR	Hellenic Republic	4.100%	8/20/12	A1	103,521

357 EUR	Hellenic Republic	4.300%	7/20/17	A1	413,133
440 EUR	Total Greece				516,654
	Italy – 4.3%

95 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.250%	10/15/12	Aa2	125,822
	Netherlands – 4.0%

80 EUR	Netherlands Government Bond	5.500%	1/15/28	AAA	116,551
	Spain – 4.0%

90 EUR	Bonos y Obligado Del Estado, Government of Spain	3.900%	10/31/12	AAA	118,375
	Turkey – 3.0%

80 USD	Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	87,800
	United Kingdom – 6.2%

90 GBP	United Kingdom, Treasury Bill	8.000%	6/07/21	AAA	180,812
	Total Sovereign Debt (cost $1,961,811)				1,619,068

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 39.2%

	Sovereign Debt – 3.3%

	Hungary – 3.3%

23,000 HUF	Republic of Hungary, Treasury Bill	0.000%	3/04/09	N/R	$97,060
	Repurchase Agreements – 35.9%

1,048 USD	Repurchase Agreement with State Street Bank, dated 1/30/09, repurchase price $1,047,799, collateralized by $1,075,000 U.S. Treasury Bills, 0.000%, due 7/16/09, value $1,073,495	0.050%	2/02/09	N/A	1,047,795
	Total Short-Term Investments (cost $1,160,800)				1,144,855

Type	Counterparty	Put Notional Amount		Call Notional Amount (3)		Expiration Date	Strike Price		Value
	Put Options – 0.5%

Currency Option	Goldman Sachs	100,000	USD	1,200,000	MXN	6/12/09	12.000	MXN	$2,128

Currency Option	Morgan Stanley	150,000	EUR	196,470	USD	3/17/09	1.310	USD	10,881
	Total Put Options (cost $6,387)								13,009

	Total Investments (cost $3,128,998) – 95.2%								2,776,932

Type	Counterparty	Put Notional Amount (4)		Call Notional Amount		Expiration Date	Strike Price		Value
	Call Options Written – (0.1)%

Currency Option	Goldman Sachs	(2,056,000)	MXN	(100,000)	USD	6/12/09	20.560	MXN	$(3,138)

Currency Option	Morgan Stanley	(236,025)	USD	(150,000)	EUR	3/17/09	1.574	USD	(16)
	Total Call Options Written (premiums received $6,387)								(3,154)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Premium		Value
	Call Swaptions Written – (0.0)%

OTC-10-Year Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	TBD	2/20/09	(285,000)	USD	(4,817)	USD	$(378)
	Total Call Swaptions Written (premiums received $4,817)								(378)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Premium		Value
	Put Swaptions Written – (0.5)%

OTC-10-Year Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	TBD	2/20/09	(285,000)	USD	(4,817)	USD	$(13,807)
	Total Put Swaptions Written (premiums received $4,817)								(13,807)

	Other Assets Less Liabilities – 5.4%								158,183

	Net Assets – 100%								$2,917,776

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	28,000	U.S. Dollar	19,452	2/09/09	$1,669
Australian Dollar	180,000	U.S. Dollar	119,563	2/19/09	5,333
Brazilian Real	262,825	U.S. Dollar	109,693	2/03/09	(3,593)
Canadian Dollar	46,021	U.S. Dollar	37,667	2/09/09	140
Canadian Dollar	131,313	U.S. Dollar	105,939	2/23/09	(1,122)
Colombian Peso	182,500,000	U.S. Dollar	77,429	2/06/09	2,545
Colombian Peso	148,029,000	U.S. Dollar	63,179	2/06/09	2,439
Colombian Peso	87,974,235	U.S. Dollar	38,333	2/27/09	2,390
Colombian Peso	88,012,568	U.S. Dollar	38,333	2/27/09	2,374
Colombian Peso	87,878,403	U.S. Dollar	38,333	2/27/09	2,429
Euro	90,000	U.S. Dollar	117,691	2/23/09	2,490
Euro	849,690	U.S. Dollar	1,110,205	3/23/09	23,003
Hungarian Forint	23,000,000	U.S. Dollar	114,587	3/04/09	16,211
New Taiwan Dollar	3,303,500	U.S. Dollar	100,000	4/08/09	2,177
New Zealand Dollar	30,000	U.S. Dollar	17,572	2/27/09	2,373
Pound Sterling	122,622	U.S. Dollar	183,207	2/09/09	5,520
Pound Sterling	13,126	U.S. Dollar	19,000	2/09/09	(20)
Singapore Dollar	162,144	U.S. Dollar	108,792	2/23/09	1,414
South Korean Won	139,400,000	U.S. Dollar	100,000	2/27/09	(1,059)
Swiss Franc	127,388	U.S. Dollar	114,249	2/23/09	4,393
U.S. Dollar	108,943	Brazilian Real	262,825	2/03/09	4,344
U.S. Dollar	19,027	Australian Dollar	28,000	2/09/09	(1,244)
U.S. Dollar	119,165	Australian Dollar	180,000	2/19/09	(4,935)
U.S. Dollar	17,540	New Zealand Dollar	30,000	2/27/09	(2,341)
U.S. Dollar	24,515	South African Rand	245,000	2/27/09	(676)
U.S. Dollar	29,055	Philippine Peso	1,494,000	3/04/09	2,405
U.S. Dollar	27,890	Indian Rupee	1,479,000	3/05/09	2,271
					$70,930

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

January 31, 2009

Interest Rate Swaps outstanding at January 31, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	850,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually	1/07/11	$(5,275)
Barclays Bank PLC	100,000	EUR	Receive	6-Month EURIBOR	3.590	Annually	1/07/39	2,676
Barclays Bank PLC	410,000	EUR	Pay	6-Month EURIBOR	3.735	Annually	1/07/19	(1,072)
Barclays Bank PLC	1,750,000	NOK	Pay	6-Month NOK-NIBOR	4.400	Annually	12/23/18	2,604
BNP Paribas	1,874,400	CZK	Receive	6-Month CZK-PRIBOR	4.210	Annually	8/11/18	(7,412)
Citigroup Inc.	75,000	AUD	Receive	6-Month AUD-BBR	5.030	Semi-Annually	10/20/38	(13,395)
Citigroup Inc.	625,000	AUD	Receive	3-Month AUD-BBR	5.140	Quarterly	10/20/10	(13,193)
Citigroup Inc.	300,000	AUD	Pay	6-Month AUD-BBR	5.900	Semi-Annually	10/22/18	22,788
Deutsche Bank AG	1,000,000	ILS	Pay	3-Month TELBOR	4.660	Annually	12/24/18	950
Goldman Sachs	150,000	GBP	Pay	6-Month GBP-LIBOR	3.605	Semi-Annually	12/19/18	(2,899)
Goldman Sachs	2,800,000	MXN	Pay	28-Day MXN-TIIE	9.750	Monthly	7/04/18	22,019
Goldman Sachs	2,000,000	ZAR	Receive	3-Month ZAR-JIBAR	9.950	Quarterly	10/23/18	(23,746)
JPMorgan	1,450,000	PLN	Receive	6-Month PLN-WIBOR	4.400	Annually	12/23/13	5,471
JPMorgan	455,000	ZAR	Receive	3-Month ZAR-JIBAR	9.940	Quarterly	8/07/18	(5,065)
								$(15,549)

Futures Contracts outstanding at January 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at January 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Japan Government 10-Year Bond	Long	8	3/09	$1,237,380	$(2,394)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(4)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

N/A	Not applicable.

N/R	Not rated.

OTC	Over-The-Counter market transaction.

TBD	To be determined. The payer of the floating rate will be determined once the swaption has been exercised.

AUD	Australian Dollar

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

ILS	Israeli Shekel

MXN	Mexican Peso

NOK	Norweigian Krone

PLN	Polish Zloty

USD	United States Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Short Term Rate

CZK-PRIBOR	Czech Krona-Prague Inter-bank Offered Rate

EURIBOR	Euro Inter-bank Offered Rate

GBP-LIBOR	British Pound-London Inter-Bank Offered Rate

MXN-TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate

NOK-NIBOR	Norwegian Krone-Norwegian Inter-Bank Offered Rate

PLN-WIBOR	Polish Zloty-Warsaw Inter-Bank Offered Rate

TELBOR	Tel Aviv Inter-Bank Offered Rate

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

ZAR-JIBAR	South African Rand-Johannesburg Inter-Bank Agreed Rate

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

January 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 6.6%

	Aerospace & Defense – 0.2%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB+	$4,713

5	Bombardier Inc., 144A	6.750%	5/01/12	BB+	4,513

5	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	B–	925
15	Total Aerospace & Defense				10,151
	Auto Components – 0.0%

5	Allison Transmission Inc., 144A	11.000%	11/01/15	B–	2,800
	Commercial Banks – 3.4%

50	Citigroup, Inc.	6.125%	11/21/17	A	45,299

60	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	55,269

50	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	50,290

25	Wells Fargo & Company	5.250%	10/23/12	AA	25,197
185	Total Commercial Banks				176,055
	Commercial Services & Supplies – 0.2%

5	Allied Waste North America	7.250%	3/15/15	BBB	4,856

5	Quebecor Media Inc.	7.750%	3/15/16	B	3,950

5	Ticketmaster, 144A	10.750%	8/01/16	BB	3,025
15	Total Commercial Services & Supplies				11,831
	Consumer Finance – 0.1%

5	Ford Motor Credit Company	9.875%	8/10/11	CCC+	3,720
	Containers & Packaging – 0.0%

5	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	3,306
	Electric Utilities – 0.1%

5	Texas Competitive Electric Holdings Company LLC., Series B, 144A	10.250%	11/01/15	B3	3,725
	Energy Equipment & Services – 0.3%

5	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B+	2,475

5	Helix Energy Solutions, 144A	9.500%	1/15/16	BB–	2,875

5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB+	4,832

5	Targa Resources Inc., 144A	8.250%	7/01/16	B	3,625
20	Total Energy Equipment & Services				13,807
	Food Products – 0.2%

5	General Mills, Inc.	6.000%	2/15/12	BBB+	5,252

5	Kraft Foods Inc.	6.125%	2/01/18	BBB+	5,107
10	Total Food Products				10,359
	Health Care Providers & Services – 0.1%

5	HealthSouth Corporation	8.322%	6/15/14	CCC+	4,175
	IT Services – 0.1%

5	Sungard Data Systems Inc., 144A	10.625%	5/15/15	B	4,175
	Media – 0.2%

5	Mediacom LLC	9.500%	1/15/13	B–	4,425

5	Nielsen Finance LLC Co	11.625%	2/01/14	B–	4,613

5	XM Satellite Radio Holdings Inc., 144A	13.000%	8/01/14	CCC–	1,275
15	Total Media				10,313

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 0.2%

$5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	$1,950

10	Rio Tinto Finance USA Limited	6.500%	7/15/18	Baa1	8,409
15	Total Metals & Mining				10,359
	Multiline Retail – 0.1%

5	Dollar General Corporation	11.875%	7/15/17	Caa2	4,625
	Multi-Utilities – 0.1%

5	Aquila, Inc.	11.785%	7/01/12	BBB	5,254
	Oil, Gas & Consumable Fuels – 0.9%

5	McMoran Exploration Corporation, Convertible Bonds	11.875%	11/15/14	B	3,925

10	Pacific Energy Partners LP	6.250%	9/15/15	BBB–	7,874

5	Petrohawk Energy Corporation, 144A	7.875%	6/01/15	B	4,213

5	Range Resources Corporation	7.250%	5/01/18	BB	4,563

25	Subcor Energy Inc.	6.100%	6/01/18	BBB+	21,651

5	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	3,475
55	Total Oil, Gas & Consumable Fuels				45,701
	Paper & Forest Products – 0.1%

5	Buckeye Technologies Inc.	8.500%	10/01/13	BB–	4,425
	Pharmaceuticals – 0.1%

5	Elan Financing Corporation PLC	6.149%	11/15/11	B	3,725
	Semiconductors & Equipment – 0.0%

5	Spansion LLC, (3)	5.343%	6/01/13	Caa2	1,287
	Wireless Telecommunication Services – 0.2%

5	Cricket Communications Inc., 144A	10.000%	7/15/15	B–	4,649

5	Metro Wireless Inc.	9.250%	11/01/14	B	4,655
10	Total Wireless Telecommunication Services				9,304
$395	Total Corporate Bonds (cost $359,834)				339,097

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 0.1%

	Diversified Telecommunication Services – 0.1%

$5	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$4,300

	Total Convertible Bonds (cost $4,623)				4,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities – 125.7%

	Autos – Asset-Backed Securities – 14.1%

$150	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$137,840

340	Daimler Chrysler Auto Trust 2008B	4.710%	9/20/12	AAA	310,114

155	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	154,402

124	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A, (4)	5.470%	3/20/13	AAA	125,181
769	Total Autos – Asset-Backed Securities				727,537

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Other – Asset-Backed Securities – 6.8%

$100	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	$97,838

250	Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	251,144
350	Total Other – Asset-Backed Securities				348,982
	Residential – Mortgage-Backed Securities – 104.8%

175	Federal National Mortgage Association Pool 946228	6.150%	9/01/37	AAA	182,039

1,177	Federal National Mortgage Association Pool 984834	5.000%	7/01/38	AAA	1,197,701

950	Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	979,242

1,000	Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	1,016,719

2,000	Government National Mortgage Association Mortgage Backed Securities (MDR) (WI/DD)	4.500%	TBA	AAA	2,016,250
5,302	Total Residential – Mortgage-Backed Securities				5,391,951
$6,421	Total Asset-Backed and Mortgage-Backed Securities (cost $6,468,269)				6,468,470

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value
	Municipal Bonds – 0.7%

	Connecticut – 0.7%

$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		No Opt. Call	AA	$38,068

	Total Municipal Bonds (cost $40,000)				38,068

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 36.8%

$15	United States of America Treasury Bonds	7.500%	11/15/16	AAA	$19,518

25	United States of America Treasury Bonds	5.375%	2/15/31	AAA	30,344

50	United States of America Treasury Notes	3.125%	8/21/13	AAA	53,113

240	United States of America Treasury Notes	4.250%	8/15/13	AAA	268,425

1,025	United States of America Treasury Securities, STRIPS (I/O), (6)	0.000%	11/15/12	AAA	956,831

125	United States of America Treasury Securities, STRIPS (I/O)	0.000%	11/15/13	AAA	113,584

60	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/17	AAA	45,081

325	United States of America Treasury Securities, STRIPS (I/O)	0.000%	2/15/18	AAA	235,494

160	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/18	AAA	114,635

30	United States of America Treasury Securities, STRIPS (I/O)	0.000%	2/15/31	AAA	12,213

125	United States of America Treasury Securities, STRIPS (I/O)	0.000%	2/15/37	AAA	44,746
$2,180	Total U.S. Government and Agency Obligations (cost $1,789,486)				1,893,984

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 7.2%

	Colombia – 4.2%

450,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	$217,078
	Turkey – 3.0%

140 USD	Republic of Turkey, Government Bond	9.500%	1/15/14	BB-	153,650
	Total Sovereign Debt (cost $408,671)				370,728

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 7.6%

	Sovereign Debt – 2.6%

	Hungary – 2.6%

31,000 HUF	Republic of Hungary, Treasury Bill	0.000%	3/04/09	N/R	$132,191
	Repurchase Agreements – 5.0%

258 USD	Repurchase Agreement with State Street Bank, dated 1/30/09, repurchase price $257,899, collateralized by $265,000 U.S. Treasury Bills, 0.000%, due 7/16/09, value $264,629	0.050%	2/02/09	N/A	257,898
	Total Short-Term Investments (cost $411,843)				390,089

Type	Counterparty	Put Notional Amount		Call Notional Amount (7)		Expiration Date	Strike Price		Value
	Put Options – 0.3%

Currency Option	Goldman Sachs	120,000	USD	1,440,000	MXN	6/12/09	12.000	MXN	$ 2,554

Currency Option	Morgan Stanley	200,000	EUR	261,960	USD	3/17/09	1.310	USD	14,507
	Total Put Options (cost $8,144)								17,061

	Total Investments (cost $9,490,870) – 185.0%								9,521,797

Type	Counterparty	Put Notional Amount (8)		Call Notional Amount		Expiration Date	Strike Price		Value
	Call Options Written – (0.1)%

Currency Option	Goldman Sachs	(2,467,200)	MXN	(120,000)	USD	6/12/09	20.560	MXN	$(3,765)

Currency Option	Morgan Stanley	(314,700)	USD	(200,000)	EUR	3/17/09	1.574	USD	(21)
	Total Call Options Written (premiums received $8,144)								(3,786)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Premium		Value
	Call Swaptions Written – (0.0)%

OTC-10-Year Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	TBD	2/20/09	(375,000)	USD	(6,338)	USD	$(498)
	Total Call Swaptions Written (premiums received $6,338)								(498)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Premium		Value
	Put Swaptions Written – (0.4)%

OTC-10-Year Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	TBD	2/20/09	(375,000)	USD	(6,338)	USD	$(18,167)
	Total Put Swaptions Written (premiums received $6,338)								(18,167)

	Other Assets Less Liabilities – (84.5)%								(4,352,966)

	Net Assets – 100%								$5,146,380

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	40,000	U.S. Dollar	27,789	2/09/09	$2,385
Australian Dollar	200,000	U.S. Dollar	132,848	2/19/09	5,926
Brazilian Real	370,540	U.S. Dollar	154,649	2/03/09	(5,066)
Canadian Dollar	214,496	U.S. Dollar	173,049	2/23/09	(1,833)
Canadian Dollar	4,680	U.S. Dollar	3,845	2/27/09	29
Colombian Peso	524,471,000	U.S. Dollar	222,516	2/06/09	7,313
Colombian Peso	96,390,000	U.S. Dollar	42,000	2/27/09	2,619
Colombian Peso	96,432,000	U.S. Dollar	42,000	2/27/09	2,601
Colombian Peso	96,285,000	U.S. Dollar	42,000	2/27/09	2,662
Euro	100,000	U.S. Dollar	130,768	2/23/09	2,767
Hungarian Forint	31,000,000	U.S. Dollar	154,444	3/04/09	21,849
New Taiwan Dollar	5,285,600	U.S. Dollar	160,000	4/08/09	3,482
New Zealand Dollar	40,000	U.S. Dollar	23,429	2/27/09	3,164
Singapore Dollar	235,832	U.S. Dollar	158,234	2/23/09	2,057
South Korean Won	209,100,000	U.S. Dollar	150,000	2/27/09	(1,589)
Swiss Franc	185,298	U.S. Dollar	166,187	2/23/09	6,390
U.S. Dollar	153,592	Brazilian Real	370,540	2/03/09	6,124
U.S. Dollar	120,626	Colombian Peso	282,626,000	2/06/09	(4,658)
U.S. Dollar	27,182	Australian Dollar	40,000	2/09/09	(1,778)
U.S. Dollar	132,406	Australian Dollar	200,000	2/19/09	(5,484)
U.S. Dollar	23,387	New Zealand Dollar	40,000	2/27/09	(3,121)
U.S. Dollar	29,018	South African Rand	290,000	2/27/09	(800)
U.S. Dollar	38,740	Philippine Peso	1,992,000	3/04/09	3,207
U.S. Dollar	37,187	Indian Rupee	1,972,000	3/05/09	3,028
					$51,274

Interest Rate Swaps outstanding at January 31, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	1,200,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually	1/07/11	$(5,815)
Barclays Bank PLC	130,000	EUR	Receive	6-Month EURIBOR	3.590	Annually	1/07/39	3,647
Barclays Bank PLC	560,000	EUR	Pay	6-Month EURIBOR	3.735	Annually	1/07/19	(714)
Barclays Bank PLC	2,500,000	NOK	Pay	6-Month NOK-NIBOR	4.400	Annually	12/23/18	3,721
BNP Paribas	550,000	CAD	Pay	3-Month CAD-BA	4.175	Semi-Annually	9/22/18	61,735
BNP Paribas	7,614,750	CZK	Receive	6-Month CZK-PRIBOR	4.210	Annually	8/11/18	(30,110)
Citigroup Inc.	115,000	AUD	Receive	6-Month AUD-BBR	5.030	Semi-Annually	10/20/38	(20,532)
Citigroup Inc.	1,000,000	AUD	Receive	3-Month AUD-BBR	5.140	Quarterly	10/20/10	(21,114)
Citigroup Inc.	475,000	AUD	Pay	6-Month AUD-BBR	5.900	Semi-Annually	10/22/18	36,079
Deutsche Bank AG	1,450,000	ILS	Pay	3-Month TELBOR	4.660	Annually	12/24/18	1,378
Goldman Sachs	200,000	GBP	Pay	6-Month GBP-LIBOR	3.605	Semi-Annually	12/19/18	(3,840)
Goldman Sachs	5,000,000	MXN	Pay	28-Day MXN-TIIE	9.750	Monthly	7/04/18	14,190
Goldman Sachs	1,350,000	ZAR	Receive	3-Month ZAR-JIBAR	9.950	Quarterly	10/23/18	(16,035)
JPMorgan	2,000,000	PLN	Receive	6-Month PLN-WIBOR	4.400	Annually	12/23/13	7,546
JPMorgan	1,850,000	ZAR	Receive	3-Month ZAR-JIBAR	9.940	Quarterly	8/07/18	(20,602)
								$9,534

Credit Default Swaps outstanding at January 31, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (9)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value at January 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	CDX.NA.IG.9	Sell	(10)	2.21%	$2,537,600	0.600%	12/20/12	$(142,880)	$(124,966)
JPMorgan	CDX.NA.HY.10	Sell	(10)	13.29	1,485,000	5.000	6/20/13	(325,757)	(268,213)
									$(393,179)

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2009

Futures Contracts outstanding at January 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at January 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Note	Long	4	3/09	$472,688	$(2,223)
U.S. 10-Year Treasury Note	Short	(7)	3/09	(858,703)	19,823
U.S. 30-Year Treasury Bond	Short	(1)	3/09	(126,703)	14,856
					$32,456

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	At or subsequent to January 31, 2009, this issue was under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(8)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(10)	The Fund entered into the credit default swap to gain long investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the underlying securities comprising the referenced index.

I/O	Interest only security.

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity-date not known prior to settlement of the transaction.

TBD	To be determined. The payer of the floating rate will be determined once the swaption has been exercised.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

N/R	Not rated.

OTC	Over-The-Counter market transaction.

AUD	Australian Dollar

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

ILS	Israeli Shekel

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

USD	United States Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Short Term Rate

CAD-BA	Canadian Dollar-Bankers Acceptance-Canadian Deposit Offered Rate

CZK-PRIBOR	Czech Koruna-Prague Inter-Bank Offered Rate

EURIBOR	Euro Inter-Bank Offered Rate

GBP-LIBOR	British Pound-London Inter-Bank Offered Rate

MXN-TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate

NOK-NIBOR	Norwegian Krone-Norwegian Inter-Bank Offered Rate

PLN-WIBOR	Polish Zloty-Warsaw Inter-Bank Offered Rate

TELBOR	Tel Aviv Inter-Bank Offered Rate

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

ZAR-JIBAR	South African Rand-Johannesburg Inter-Bank Agreed Rate

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

January 31, 2009

	International Income	Enhanced Multi-Strategy Income
Assets
Investments, at value (cost $1,968,198 and $9,079,027, respectively)	$1,632,077	$9,131,708
Short-term investments, at value (cost $1,160,800 and $411,843, respectively)	1,144,855	390,089
Cash in other banks	60,947	62,803
Cash denominated in foreign currencies (cost $23,441 and $4,958, respectively)	21,096	4,251
Unrealized appreciation on forward foreign currency exchange contracts	85,920	75,603
Unrealized appreciation on interest rate swaps	1,356	33,842
Interest rate swaps premiums paid	—	23,700
Receivables:
From Adviser	15,180	18,538
Interest	34,354	35,914
Investments sold	—	25,963
Variation margin on futures contracts	—	1,169
Other assets	31	47
Total assets	2,995,816	9,803,627
Liabilities
Call options written, at value (premiums received $6,387 and $8,144, respectively)	3,154	3,786
Call swaptions written, at value (premiums received $4,817 and $6,338, respectively)	378	498
Put swaptions written, at value (premiums received $4,817 and $6,338, respectively)	13,807	18,167
Unrealized depreciation on forward foreign currency exchange contracts	14,990	24,329
Unrealized depreciation on interest rate swaps	16,905	24,308
Unrealized depreciation on credit default swaps	—	393,179
Interest rate swaps premiums received	893	—
Credit default swaps premiums received	—	75,458
Payables:
Due to broker	—	11,570
Dividends	14,856	42,687
Investments purchased	—	4,045,926
Variation margin on futures contracts	1,337	—
Accrued other expenses	11,720	17,339
Total liabilities	78,040	4,657,247
Net assets	$2,917,776	$5,146,380
Shares outstanding	331,618	538,973
Net asset value per share	$8.80	$9.55

Net Assets Consist of:
Capital paid-in	$3,312,382	$5,390,347
Undistributed (Over-distribution of) net investment income	(343,634)	(77,716)
Accumulated net realized gain (loss) from investments, foreign currency, swaptions written and derivative transactions	252,219	105,481
Net unrealized appreciation (depreciation) of investments, foreign currency, option/swaptions written and derivative transactions	(303,191)	(271,732)
Net assets	$2,917,776	$5,146,380

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended January 31, 2009

	International Income	Enhanced Multi-Strategy Income
Investment Income	$64,588	$132,674
Expenses
Shareholders’ servicing agent fees and expenses	43	49
Custodian’s fees and expenses	17,222	17,469
Trustees’ fees and expenses	2	4
Professional fees	30,113	45,660
Shareholders’ reports – printing and mailing expenses	7,035	6,902
Federal and state registration fees	580	713
Other expenses	187	163
Total expenses before custodian fee credit and expense reimbursement	55,182	70,960
Custodian fee credit	(110)	(30)
Expense reimbursement	(55,182)	(70,960)
Net expenses	(110)	(30)
Net investment income	64,698	132,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(22,794)	153,702
Call swaptions written	(30,597)	(40,259)
Forwards	279,911	(17,838)
Futures	36,468	14,154
Swaps	34,199	77,023
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(355,698)	86,473
Call options written	3,233	4,358
Call swaptions written	4,439	5,840
Forwards	72,492	46,040
Futures	(17,671)	32,456
Put swaptions written	(8,990)	(11,829)
Swaps	(24,597)	(286,873)
Net realized and unrealized gain (loss)	(29,605)	63,247
Net increase (decrease) in net assets from operations	$35,093	$195,951

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	International Income		Enhanced Multi-Strategy Income
	Six Months Ended 1/31/09	For the Period December 27, 2007 (commencement of operations) through July 31, 2008	Six Months Ended 1/31/09	For the Period December 27, 2007 (commencement of operations) through July 31, 2008
Operations
Net investment income	$64,698	$71,999	$132,704	$153,266
Net realized gain (loss) from:
Investments and foreign currency	(22,794)	44,254	153,702	63,464
Call swaptions written	(30,597)	—	(40,259)	—
Forwards	279,911	(112,170)	(17,838)	(7,043)
Futures	36,468	(23,325)	14,154	(10,889)
Swaps	34,199	(10)	77,023	(12,768)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(355,698)	838	86,473	(56,659)
Call options written	3,233	—	4,358	—
Call swaptions written	4,439	—	5,840	—
Forwards	72,492	(1,562)	46,040	5,234
Futures	(17,671)	15,277	32,456	—
Put swaptions written	(8,990)	—	(11,829)	—
Swaps	(24,597)	9,048	(286,873)	(96,772)
Net increase (decrease) in net assets from operations	35,093	4,349	195,951	37,833
Distributions to Shareholders
From net investment income	(362,862)	(71,240)	(226,740)	(143,688)
From accumulated net realized gains	—	—	(107,439)	—
Decrease in net assets from distributions to shareholders	(362,862)	(71,240)	(334,179)	(143,688)
Fund Share Transactions
Proceeds from sale of shares	31,289	3,305,097	22,150	5,368,313
Cost of shares redeemed	—	(23,950)	—	—
Net increase (decrease) in net assets from Fund share transactions	31,289	3,281,147	22,150	5,368,313
Net increase (decrease) in net assets	(296,480)	3,214,256	(116,078)	5,262,458
Net assets at the beginning of period	3,214,256	—	5,262,458	—
Net assets at the end of period	$2,917,776	$3,214,256	$5,146,380	$5,262,458
Undistributed (Over-distribution of) net investment income at the end of period	$(343,634)	$(45,470)	$ (77,716)	$16,320

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the International Income Managed Accounts Portfolio (“International Income”) and Enhanced Multi-Strategy Income Managed Accounts Portfolio (“Enhanced Multi-Strategy Income”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

Each Fund is developed exclusively for use within Nuveen-sponsored separately managed accounts. Each Fund is a specialized fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Funds invest may be highly speculative. The Funds enable certain Nuveen-sponsored separately managed account investors to receive greater diversification and return potential than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally available only to institutional investors.

International Income’s primary investment objective is total return, with current income as a secondary objective. The Fund will ordinarily invest directly or indirectly (with currency forwards and similar derivative investments being measured on a notional basis) at least 80% of its net assets in securities and instruments issued or backed by non-U.S. governments and other non-U.S. issuers. The Fund will invest in various types of global government debt securities, including debt securities of non-U.S. government and supranational entities, U.S. government and government-related debt securities, interest rate and total return swaps, government bond futures and forward contracts.

Enhanced Multi-Strategy Income’s primary investment objective is total return, with current income as a secondary objective. The Fund will ordinarily invest at least 80% of its net assets in fixed income securities. The Fund will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, asset backed securities, U.S. agency mortgage backed securities, commercial mortgage backed securities, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, futures, options, interest rate derivatives, currency forwards, total return swaps, credit default swaps, and other short-term securities. The Portfolio may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature and are primarily used to seek to enhance total return and manage liquidity). The Fund may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature are primarily used to seek to enhance total return and manage liquidity).

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of fixed-income securities, short-term international (non-U.S.) government securities and derivative instruments are generally provided by an independent pricing service approved by each Fund’s Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value and other securities traded in the over-the-counter (“OTC”) market at the mean of the bid and asked prices when current quotations are readily available. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of interest rate swaps are provided by an independent pricing service approved by each Fund’s Board of Trustees. Credit default swaps are valued using market quotes provided by major broker/dealers in such investments. Exchange traded options are valued on last price or the average of the bid/ask if no trades occurred. OTC option values are modeled using market implied volatilities. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Funds’, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund’s net asset value (NAV) is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on the Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Fund’s Board of Trustees. Repurchase agreements are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2009, Enhanced Multi-Strategy Income had outstanding when-issued/delayed delivery purchase commitments of $4,045,926. There were no such outstanding purchase commitments in International Income.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Further, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dollar Roll Transactions

Each Fund is authorized to enter into dollar roll transactions (“dollar rolls”) in which a Fund purchases or sells mortgage-backed securities for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) securities on a different specified future date. Dollar rolls are identified in the Portfolio of Investments as “MDR” for each of the Funds, when applicable. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and included in Investment Income on the Statement of Operations. Dollar rolls are valued daily. Enhanced-Multi Strategy Income was the only Fund to invest in dollar rolls during the six months ended January 31, 2009.

Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. These transactions also involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized and unrealized gains or losses resulting from changes in foreign exchange rates are included in ‘‘Net realized gain (loss) from investments and foreign currency’’ and ‘‘Change in net unrealized appreciation (depreciation) of investments and foreign currency’’ on the Statement of Operations.

Forward Foreign Currency Exchange Contracts

Each Fund is authorized to enter into forward foreign currency exchange contracts under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investment, Inc. (“Nuveen”), believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency exchange contracts are valued daily at the forward rate. The change in market

Notes to Financial Statements (Unaudited) (continued)

value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency exchange contracts will generally not be entered into for terms greater than three months, but may have maturities of up to six months or more. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin, when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Options Transactions

Each Fund is authorized to purchase and write (sell) call and put options on securities, futures, swaps (“swaptions”) or currencies. The purchase of put options involves the risk of loss of all or a part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities. The risk associated with purchasing put options is limited to the premium paid. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to reflect the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. When a call or put option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to enhance return, hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. In connection with these contracts, securities in the Funds’ portfolios may be identified as collateral in accordance with the terms of the respective swap contracts.

Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal). International Income was the only Fund to invest in interest rate swaps during the six months ended January 31, 2009.

Credit default swap contracts involve one party making payments to another party in exchange for the right to receive a specified return if or when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic payment based on the notional amount of the credit default swap at the fixed rate stated on the Credit Default Swaps section of the Portfolio of Investments. This periodic payment is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets Liabilities. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic fee based on the notional amount of the credit default swap at the fixed rate stated on the Credit Default Swaps section of the Portfolio of Investments. This fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity. Enhanced Multi-Strategy Income was the only Fund to invest in credit default swap contracts during the six months ended January 31, 2009.

Swap contracts are valued daily. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The amount received or paid by the Fund on a swap contract is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a swap contract and are equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions. The amounts potentially subject to counterparty credit risk are generally much smaller, except with respect to credit default swaps.

Entering into swap contracts involves, to varying degrees, elements of risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the contracts, that there may be unfavorable changes in interest rates, default by the counterparty on its obligation to perform or disagreements as to the meaning of the contractual terms. If there is a default by the counterparty, a Fund will be limited to remedies pursuant to the swap contracts. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Market and Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, each Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Notes to Financial Statements (Unaudited) (continued)

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of January 31, 2009:

International Income	Level 1	Level 2	Level 3	Total
Investments	$1,058,676	$1,718,256	$—	$2,776,932
Derivatives*	(2,394)	55,381	—	52,987
Options and swaptions written	(3,154)	(14,185)	—	(17,339)
Total	$1,053,128	$1,759,452	$—	$2,812,580
Enhanced Multi-Strategy Income	Level 1	Level 2	Level 3	Total
Investments	$643,805	$8,752,811	$125,181	$9,521,797
Derivatives*	32,456	(332,371)	—	(299,915)
Options and swaptions written	(3,786)	(18,665)	—	(22,451)
Total	$672,475	$8,401,775	$125,181	$9,199,431

* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts. See Investments in Derivatives in the Portfolio of Investments.

The following is a reconcilliation of Enhanced Multi-Strategy Income’s Level 3 investments held at the beginning and end of the measurement period:

Enhanced Multi-Strategy Income Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	1,181
Net purchases at cost (sales at proceeds)	124,000
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$125,181

For Enhanced Multi-Strategy Income “Change in net unrealized appreciation (depreciation) of investments and foreign currency” presented on the Statement of Operations includes $1,181 of net appreciation (depreciation) related to securities classified as Level 3 at period end.

3. Fund Shares

Transactions in Fund shares were as follows:

	International Income
	Six Months Ended 1/31/09		For the Period December 27, 2007 (commencement of operations) through July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,472	$31,289	330,522	$3,305,097
Shares redeemed	—	—	(2,376)	(23,950)
Net Increase (Decrease)	3,472	$31,289	328,146	$3,281,147

	Enhanced Multi-Strategy Income
	Six Months Ended 1/31/09		For the Period December 27, 2007 (commencement of operations) through July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,292	$22,150	536,681	$5,368,313
Shares redeemed	—	—	—	—
Net Increase (Decrease)	2,292	$22,150	536,681	$5,368,313

4. Investment Transactions

Purchases and sales (including maturities but excluding put options, call and put options/swaptions written, short-term investments, derivative and dollar roll transactions) for the six months ended January 31, 2009, were as follows:

	International Income	Enhanced Multi-Strategy Income
Purchases:
Investment securities	$92,100	$797,909
U.S. Government and agency obligations	—	27,703,541
Sales and maturities:
Investment securities	103,499	53,490
U.S. Government and agency obligations	—	23,470,094

Transactions in call options written for the six months ended January 31, 2009, were as follows:

	International Income		Enhanced Multi-Strategy Income
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—	—	$—
Call options written	2	6,387	2	8,144
Call options terminated in closing purchase transactions	—	—	—	—
Call options expired	—	—		—
Outstanding, end of period	2	$6,387	2	$8,144

Transactions in call and put swaptions written for the six months ended January 31, 2009, were as follows:

	International Income		Enhanced Multi-Strategy Income
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—	—	$—
Swaptions written	7	35,860	7	47,184
Swaptions terminated in closing purchase transactions	(4)	(19,699)	(4)	(25,920)
Swaptions expired	(1)	(6,527)	(1)	(8,588)
Outstanding, end of period	2	$9,634	2	$12,676

Notes to Financial Statements (Unaudited) (continued)

5. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2009, the cost of investments was as follows:

	International Income	Enhanced Multi-Strategy Income
Cost of investments	$3,136,857	$9,434,742

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

	International Income	Enhanced Multi-Strategy Income
Gross unrealized:
Appreciation	$7,281	$203,059
Depreciation	(367,206)	(116,004)
Net unrealized appreciation (depreciation) of investments	$(359,925)	$87,055

The tax components of undistributed net ordinary income and net long-term capital gains at January 31, 2009, the Funds’ last tax year end, were as follows:

	International Income	Enhanced Multi-Strategy Income
Undistributed net ordinary income*	$16,746	$50,907
Undistributed net long-term capital gains	—	—

* Undistributed net ordinary income has not been reduced for the dividend declared on July 9, 2008, paid on August 1, 2008. Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2008, was designated for purposes of the dividends paid deduction as follows:

For the period December 27, 2007 (commencement of operations) through July 31, 2008	International Income	Enhanced Multi-Strategy Income
Distributions from net ordinary income*	$60,149	$118,541
Distributions from net long-term capital gains	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The Funds have elected to defer net realized losses from investments incurred from December 27, 2007 (commencement of operations) through July 31, 2008, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	International Income	Enhanced Multi-Strategy Income
Post-October capital losses	$29,690	$33,362
Post-October currency losses	40,403	5,027

6. Management Fee and Other Transactions with Affiliates

The Adviser does not charge any investment advisory or administrative fees directly to the Funds. The Adviser also agreed to waive all fees and pay or reimburse all expenses of the Funds (other than interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). The Adviser is compensated for its services to the Funds from the fee charged at the separately managed account level.

At January 31, 2009, Nuveen owned 300,000 shares and 500,000 shares of International Income and Enhanced Multi-Strategy Income, respectively.

7. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of January 31, 2009, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on March 2, 2009, to shareholders of record on February 26, 2009, as follows:

	International Income	Enhanced Multi-Strategy Income
Dividend per share	$.1080	$.1038

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions					Ratios/Supplemental Data
INTERNATIONAL INCOME											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
2009(f)	$9.80	$.20	$(.10)	$.10	$(1.10)	$—	$(1.10)	$8.80	1.13%	$2,918	3.47	%*	.59	%*	—	%**	4.07	%*	(.01	)%*	4.07	%*	5%
2008(e)	10.00	.22	(.20)	.02	(.22)	—	(.22)	9.80	.19	3,214	2.06	*	1.68	*	.06	*	3.68	*	(.00	)**	3.74	*	49

*	Annualized.
**	Annualized expense ratio to average net assets after credit/reimbursement rounds to less than (.00)%.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	For the period December 27, 2007 (commencement of operations) through July 31, 2008.
(f)	For the six months ended January 31, 2009.

See accompanying notes to financial statements.

		Investment Operations			Less Distributions					Ratios/Supplemental Data
ENHANCED MULTI-STRATEGY INCOME											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(e)
2009(g)	$9.81	$.25	$.11	$.36	$(.42)	$(.20)	$(.62)	$9.55	3.93%	$5,146	2.72	%*	2.36	%*	—	%*	5.08	%*	(.00	)%***	5.09	%*	261%
2008(f)	10.00	.29	(.21)	.08	(.27)	—	(.27)	9.81	.74	5,262	1.16	*	3.60	*	.00	**	4.75	*	(.00	)***	4.76	*	120

*	Annualized.
**	Annualized expense ratio rounds to less than .00%.
***	Annualized expense ratio rounds to less than (.00)%.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	Excluding dollar roll transactions.
(f)	For the period December 27, 2007 (commencement of operations) through July 31, 2008.
(g)	For the six months ended January 31, 2009.

See accompanying notes to financial statements.

Notes

Notes

Glossary of Terms Used in this Report

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or accretion of discounts of bonds held in the Fund’s portfolio.

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $119 billion of assets on December 31, 2008.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-EIMAP-0109D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

See Portfolio of Investments in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date April 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date April 9, 2009

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date April 9, 2009